UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22171
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                                  UBS Enso Fund
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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             Date of reporting period: July 1, 2008 - June 30, 2009
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

   SHARES                                     SECURITY                      MEETING
    VOTED            COMPANY         TICKER      ID            ISIN           DATE     ACCT/FUND ID
----------------------------------------------------------------------------------------------------
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  14,357     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund
  20,716     99 (Cents) Only Stores    NDN    65440K106    US65440K1060    9/23/2008   UBS Enso Fund


                                                                              MGMT        VOTE
       AGENDA ITEM                                                            REC         CAST       PROPONENT
---------------------------------------------------------------------------------------------------------------
Elect Director Jennifer Holden Dunbar                                         For          For          Mgmt
Elect Director Eric G. Flamholtz                                              For          For          Mgmt
Elect Director Lawrence Glascott                                              For          For          Mgmt
Elect Director David Gold                                                     For          For          Mgmt
Elect Director Howard Gold                                                    For          For          Mgmt
Elect Director Jeff Gold                                                      For          For          Mgmt
Elect Director Marvin Holen                                                   For          For          Mgmt
Elect Director Eric Schiffer                                                  For          For          Mgmt
Elect Director Peter Woo                                                      For          For          Mgmt
Ratify Auditors                                                               For          For          Mgmt
Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote            Against        For        ShrHoldr
Elect Director Jennifer Holden Dunbar                                         For          For          Mgmt
Elect Director Eric G. Flamholtz                                              For          For          Mgmt
Elect Director Lawrence Glascott                                              For          For          Mgmt
Elect Director David Gold                                                     For          For          Mgmt
Elect Director Howard Gold                                                    For          For          Mgmt
Elect Director Jeff Gold                                                      For          For          Mgmt
Elect Director Marvin Holen                                                   For          For          Mgmt
Elect Director Eric Schiffer                                                  For          For          Mgmt
Elect Director Peter Woo                                                      For          For          Mgmt
Ratify Auditors                                                               For          For          Mgmt
Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote            Against        For        ShrHoldr


                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Registrant                 UBS Enso Fund
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By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       08/26/2009
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   *Print the name and title of each signing officer under his or her signature.